Business combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations and Acquisitions of Non-Controlling Interests [Abstract]
Schedule of Fair Value of Assets and Liabilities Identified at the Acquisition Moment, and the Goodwill Generated	The following table presents the consideration, the fair value of the identifiable assets and the liabilities assumed at the acquisition date and the goodwill:

Millions of euros
Consideration	1,093
Intangible assets	539
Licenses	520
Customer relationships	19
Property, plant and equipment	29
Rights of use	105
Deferred tax assets	44
Trade receivables	74
Other assets	30
Cash and cash equivalents	13
Lease liabilities	(117)
Trade payables	(24)
Provisions	(221)
Other liabilities	(55)
Fair value of net assets	417
Goodwill (Note 7)	676
The following table presents the consideration, the fair value of assets and liabilities identified at the acquisition date and the final goodwill:

Millions of euros
Share purchase price	104
Payment obligations cancelled	91
Total	195
Intangible assets	24
Customer relationships	23
Other intangible assets	1
Property, plant and equipment	1
Rights of use	1
Accounts receivable	11
Other assets	1
Cash and cash equivalents	9
Lease liabilities	(2)
Accounts payable	(3)
Deferred tax liabilities	(6)
Other liabilities	(11)
Fair value of net assets	25
Goodwill (Note 7)	170

Millions of euros
Share purchase price	191
Payment obligations cancelled	162
Total	353
Intangible assets	73
Customer relationships	53
Other intangible assets	20
Property, plant and equipment	6
Right of use	5
Accounts receivable	19
Other assets	12
Cash and cash equivalents	17
Lease liabilities	(5)
Trade payables	(9)
Deferred tax liabilities	(20)
Current tax payables	(6)
Other liabilities	(21)
Fair value of net assets	71
Goodwill (Note 7)	282
The following table presents the transaction, fair value of assets and liabilities identified at the acquisition moment, and the goodwill generated:

Millions of euros
Enterprise value	398
Adjustments of debt and cash	(127)
Consideration (share purchase price)	271
Intangible assets	108
Customer relationships	107
Other intangible assets	1
Property, plant and equipment	15
Rights of use	8
Other non-current assets	6
Other current assets	45
Deferred tax assets	2
Cash and cash equivalents	19
Deferred tax liabilities	(27)
Other non-current liabilities	(140)
Other current liabilities	(49)
Fair value of net assets	(13)
Goodwill (Note 7)	284